Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 11. Subsequent Events

On July 24, 2024, the Company executed an amendment to its promissory note with DSS whereas the Company has the option to make payments with Company stock at a price of $3 per share for the first twelve months and at a 10-day VWAP for months 13-36. Starting on month 37, principal and interest in an amount approximating $126,000 is to be paid monthly thereafter until the Note matures. This amendment becomes effective on the IPO date.

The Company has evaluated all other subsequent events and transactions through August 13, 2024, the date that the consolidated financial statements were available to be issued and noted no other subsequent events requiring financial statement recognition or disclosure.

14. SUBSEQUENT EVENTS

The Company has evaluated all subsequent events and transactions through February 20, 2024, the date that the consolidated financial statements were available to be issued and noted no subsequent events requiring financial statement recognition or disclosure other than what was identified in Note 9.